Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%	2.40%	3.03%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%	2.49%	2.83%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%	3.63%	3.88%
Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	13.40%	3.60%	3.84%
Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%	3.48%	3.75%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%	3.24%	3.50%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%	2.49%	2.83%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%	3.63%	3.88%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	13.40%	3.60%	3.84%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%	3.48%	3.75%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.96%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	2.12%	1.61%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%	(0.85%)	0.50%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.96%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	2.12%	1.61%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%	(0.85%)	0.50%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.96%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	2.12%	1.61%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%	(0.85%)	0.50%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.96%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	2.12%	1.61%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%	(0.85%)	0.50%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.96%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	2.12%	1.61%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%	(0.85%)	0.50%